Segment Information (Reconciliation of Segment Profit to Operating Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting [Abstract]
Segment profits									$ 329.8	$ 735.8		$ 403.4		$ 329.8
General and administrative expenses										(94.5)	[1]	(45.1)	[1]	(41.7)	[1]
Depreciation, amortization and impairments										(284.3)		(187.0)		(161.8)
Gain on sale of property									0	0.1		0		0
Operating income	$ 103.9	$ 88.2	$ 91.4	$ 73.6	$ 44.7	$ 48.1	$ 42.6	$ 35.9		$ 357.1		$ 171.3		$ 126.3

[1]	Includes $11.6 million, $45.1 million and $41.7 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate general and administrative expenses.